Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 36,707,499	¥ 1,806,001
Provisions	1,042,983	34,901,498
Write-offs	(139,762)
Balance at the end of the year	¥ 37,610,720	¥ 36,707,499